Form 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:                December 31, 2005

Check here if Amendment [   ]:  Amendment Number:
This Amendment (check only one):  [   ] is a restatement
                                  [   ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:             Berkshire Asset Management, Inc.
Address:          Suite 700, 46 Public Square
                  Wilkes Barre, PA  18701

13F File Number: 28-5034

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:    Kenneth J. Krogulski
Title:   President & Chief Executive Officer
Phone:   570-825-2600
Signature                      Place                        Date of Signing



_____________________________________________________________________________
/s/ Kenneth J. Krogulski       Wilkes Barre, PA               February 10, 2006

Report Type (check only one)

[     ]  13F HOLDINGS REPORT

[ X   ]  13F NOTICE

[     ]  13F COMBINATION REPORT

List of other managers reporting for this manager:

28-1700           Legg Mason, Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                                  FORM 13F SUMMARY PAGE

Report Summary: N/A

Number of Other Included Managers: N/A

Form 13F Information Table Entry Total: N/A

Form 13F Information Table Value Total: N/A

List of Other Included Managers: N/A